Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block]	6 Months Ended
Sep. 30, 2014
Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block]

12.    EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic earnings per common share (“EPS”) to the adjusted amounts for the computation of diluted EPS for the six months ended September 30, 2013 and 2014 are as follows:

	Six months ended September 30,
	2013	2014
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥383,314	¥838,296
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)
Changes in a foreign affiliated company’s interests in its subsidiary	(3,301)	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	371,043	829,326

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	(940)	(1,781)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥370,103	¥827,545

	Six months ended September 30,
	2013	2014
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,157,332	14,163,257
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	21,553	19,129

Weighted average common shares for diluted EPS computation	14,178,886	14,182,387

	Six months ended September 30,
	2013	2014
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥26.21	¥58.55

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥26.10	¥58.35

In computing the number of the potentially dilutive common shares for the six months ended September 30, 2013, Class 11 Preferred Stock has been based on the conversion price of ¥865.9. On August 1, 2014, all outstanding Class 11 Preferred Stock were mandatorily converted into shares of common stock at a conversion price of ¥802.6. The impact of the mandatory conversion of Class 11 Preferred Stock was reflected in computations of EPS and diluted EPS for the six months ended September 30, 2014.